CONVERTIBLE PROMISSORY NOTES PAYABLE (Details Narrative) - USD ($)		1 Months Ended			3 Months Ended			12 Months Ended
	Jan. 17, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Sep. 01, 2022	Apr. 27, 2022	Apr. 14, 2022
Short-Term Debt [Line Items]
Principal amount		$ 2,250,000			$ 1,420,750		$ 2,250,000	$ 1,455,750	$ 2,250,000
Interest expense					$ 33,399	$ 56,172		$ 224,885	$ 27,447
Warrants to purchase								124,223		57,142	111,972	115,540
Debt conversion amount								$ 1,038,426
Conversion of shares								1,384,564
Warrant [Member]
Short-Term Debt [Line Items]
Warrants to purchase		1,800,000					1,800,000		1,800,000
Warrant [Member] | Lenders [Member]
Short-Term Debt [Line Items]
Ownership percentage					4.90%			4.90%
Common Stock [Member]
Short-Term Debt [Line Items]
Number of shares issued					160,000,000
Lenders [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Warrants to purchase					200,000			200,000
Excise price					$ 1.25			$ 1.25
Excise price, percentage					125.00%			125.00%
Investor [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Number of shares issued	2,750,000
Subscribtion price	$ 0.80
Gross proceeds	$ 2,200,000
Exercise price	$ 0.88
FourthMan[Member]
Short-Term Debt [Line Items]
Cashless warrant shares exercised												115,540
Talos [Member]
Short-Term Debt [Line Items]
Cashless warrant shares exercised											111,972
BlueLake [Member]
Short-Term Debt [Line Items]
Cashless warrant shares exercised										57,142
Tarlos [Member]
Short-Term Debt [Line Items]
Cashless warrant shares exercised											111,972
Seven Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Principal amount		$ 2,250,000	$ 2,250,000	$ 2,250,000			$ 2,250,000		$ 2,250,000
Issuance price discounted percentage		90.00%	90.00%	90.00%			90.00%		90.00%
Interest rate		8.00%	8.00%	8.00%	8.00%		8.00%		8.00%
Debt maturity date, description							October 27, November 5, November 16, November 29 and December 2 of 2022
Proceeds from debt issuance costs		$ 1,793,000	$ 1,793,000	$ 1,793,000
Proceeds from debt issuance costs							$ 162,000
Proceeds from offering costs					$ 15,000,000
Conversion rate					70.00%
Conversion price					$ 0.75
Debt issuance cost		$ 162,000	$ 162,000	$ 162,000			$ 162,000		$ 162,000
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Interest rate								8.00%
Default interest rate					16.00%			16.00%
Proceeds from offering costs								$ 15,000,000
Conversion rate								70.00%
Conversion price								$ 0.75
Promissory Note [Member] | Lender [Member]
Short-Term Debt [Line Items]
Percentage of prepayment penalty					10.00%			10.00%